Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash	$ 235,544	$ 347,258	$ 716,576
Accounts receivable, net of allowance for doubtful accounts of $54,045, $10,000 and $70,000	387,791	540,279	174,103
Prepaid expenses	114,386	141,300	0
Other current assets	326,320	72,560	0
Notes receivable, related party, current	0	300,000	0
Total current assets	1,064,041	1,401,397	890,679
Property and equipment, net of accumulated depreciation and amortization of $547,222, $446,743 and $146,888	669,083	571,431	383,597
Customer contracts and relationships, net of accumulated amortization of $2,430,184, $1,949,377 and $1,477,399	4,914,497	5,038,582	3,848,319
Investments and related party receivables	697,350	125,000	0
Goodwill	244,053	244,053	0
Total assets	7,589,024	7,380,463	5,122,595
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	953,913	967,626	709,519
Accrued expenses	897,165	1,338,115	120,176
Deferred rent	59,827	112,231	260,367
Deferred revenue	1,564,499	1,397,161	1,475,261
Derivative Liability	742,342	238,789	2,405,553
Notes payable, net of unamortized discount of $57,115; $0, and $83,784	740,152	1,490,400	0
Advances from Officers	0	0	29,229
Total current liabilities	4,957,898	5,544,322	5,000,105
Promissory notes payable, net of unamortized discount of $822,499; $251,903, and $83,784	1,648,523	651,217	161,886
Deferred revenue (long term portion)	429,978	438,631	0
Total liabilities	7,036,399	6,634,170	5,161,991
Stockholders' deficit:
Preferred stock, $.0001 par value, 5,000,000 shares authorized, no shares issued and outstanding	0	0	0
Common stock, $.0001 par value, 250,000,000 shares authorized, 101,018,608 and 62,838,832 shares issued and outstanding, inclusive of treasury shares in September 30, 2011 and December 31, 2010 respectively. As of December 31, 2009,250,000,000 shares were authorized; 49,477,351 were issued and outstanding, inclusive of treasury shares.	1,011,960	628,389	494,774
Additional paid-in capital	46,316,925	42,892,449	34,763,094
Common stock held in treasury stock, 2,000 shares in Septmeber 30, 2011; 20,000 in December 31, 2010; and 2,000,000 shares in December 31, 2009.	(599,833)	(599,833)	(599,833)
Accumulated Other Comprehensive income (loss)	(17,990)	(551)	0
Accumulated equity (deficit)	(46,619,460)	(42,789,936)	(34,697,431)
Total Cord Blood America stockholders' equity (deficit)	91,602	130,518	(39,396)
Non-controlling interest	461,023	615,775	0
Total stockholders' equity (deficit)	552,625	746,293	(39,396)
Total liabilities and stockholders' deficit	$ 7,589,024	$ 7,380,463	$ 5,122,595